Commitments and Contingent Liabilities - Additional Information (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) Company	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure Of Contingent Liabilities [Line Items]
Number of parties with license agreement | Company	5
Right to develop and distribute games period	5 years
Purchase obligations	₩ 1,089	₩ 1,436
Operating lease expenses	₩ 2,604	₩ 2,205	₩ 1,921
Bottom of Range
Disclosure Of Contingent Liabilities [Line Items]
Percentage of commitments	20.00%
Top of Range
Disclosure Of Contingent Liabilities [Line Items]
Percentage of commitments	40.00%